CREDIT RISK AND CONCENTRATION	12 Months Ended
Dec. 31, 2020
Risks And Uncertainties [Abstract]
CREDIT RISK AND CONCENTRATION

NOTE 15-CREDIT RISK AND CONCENTRATION

Financial Risks:

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash, cash equivalents, short-term investments and accounts and notes receivable. The Company places its temporary cash and short-term investments with several commercial banks. Approximately $28.6 million and $35.4 million of the Company’s cash and cash equivalents and short-term investments were on deposit in accounts outside the U.S. at December 31, 2020 and 2019, respectively, of which approximately $12.2 million and $3.1 million were held by subsidiaries in China. China imposes currency exchange controls on certain transfers of funds to and from China. The Company’s China subsidiaries are subject to pre-approval from the State Administration of Foreign Exchange (“SAFE”) for non-domestic financing. Additionally, the amount of cash available for transfer from the China subsidiaries for use by the Company’s non-China subsidiaries is also limited both by the liquidity needs of the subsidiaries in China and the restriction on foreign currency exchange by Chinese-government mandated limitations including currency exchange controls on certain transfers of funds outside of China.

The Company’s exposure to market risk for changes in interest rates relates primarily to its investment portfolio. The fair value of its investment portfolio would not be significantly affected by either a 10% increase or decrease in interest rates due mainly to the short-term nature of most of its investment portfolio with the exception of the available-for-sale securities. The investment classified as available-for-sales securities is reported at fair value. It will be measured subsequently at fair value on the balance sheets with unrealized gains and losses will be recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Any negative events or deterioration in financial well-being with respect to the counterparties of the long-term investments and the underlying collateral may cause material losses to the Company and have a material effect on the Company’s financial condition and results of operations. In addition, the Company’s interest income can be sensitive to changes in the general level of U.S. and China interest rates since the majority of its funds are invested in instruments with maturities of less than one year. In a declining interest rate environment, as short-term investments mature, reinvestment occurs at less favorable market rates. Given the short-term nature of certain investments, declining interest rates will not negatively impact the Company’s investment income.

The Company maintains an investment portfolio of various holdings, types and maturities. The Company does not use derivative financial instruments. The Company places its cash investments in instruments that meet high credit quality standards, as specified in its investment policy guidelines. The Company’s policy is to limit the risk of principal loss and to ensure the safety of invested funds by generally attempting to limit market risk.

The Company’s available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive loss in shareholders’ equity. Any negative events or deterioration in financial well-being with respect to the counterparties of these investments may cause material losses to the Company and have a material effect on the Company’s financial condition and results of operations.

Concentration of Credit Risk and Major Customers:

At December 31, 2020 and 2019, the Company’s accounts receivable balance included amounts due from customer A, representing approximately 1% and 1% of the Company’s total accounts receivable, net of allowances for credit losses, respectively.

At December 31, 2020 and 2019, the Company’s accounts receivable balance included amounts due from customer B, representing approximately 91 % and 91% of the Company’s total accounts receivable, net of allowances for credit losses, respectively. The Company has collected over $21 million and $16 million in 2020 and in the first quarter of 2021, respectively.

The following customers accounted for 10% or more of the Company’s net revenues:

	For the years ended
	December 31,
	2020	2019	2018
Customer A	25%	21%	28%
Customer B	31%	48%	58%

Country Risks:

The Company’s main operating functions inclusive of R&D, manufacturing and related supports as well as its core management team are in China. The Company’s operations in China are subject to special considerations and significant risks not typically associated with companies in the United States. These include risks associated with, among others, the political, economic and legal environments, foreign currency exchange. The Company’s results may be adversely affected by, among other things, changes in the political, economic and social conditions in China, and by changes in governmental policies with respect to laws and regulations, changes in China’s telecommunications industry and regulatory rules and policies, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation.

In addition, the major customers of the Company are based in Japan and India. Therefore, our results of operations may be adversely affected by the political and business relationship between as well as other events affecting Japan or India in general. From time to time there have been tensions and conflicts among China, Japan and India. Adverse changes in political and economic policies, geopolitical uncertainties, and international conflicts may lead to a reduction in our sales. Any future conflicts among China, Japan and India have an adverse impact on the political and business relationship of the countries. Furthermore, events affecting Japan or India in general, such as natural disasters, or a local currency devaluation may also have a negative impact on our business, financial condition and results of operations.